Equity instruments - Disclosure of changes in financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Balance at beginning of the year	€ 83,308	€ 85,239
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)	(447)	852	€ (2,591)
Balance at end of year	89,898	83,308	85,239
Equity instruments
Disclosure of financial assets [line items]
Balance at beginning of the year	1,761	1,941	2,453
Net additions (disposals)	(35)	11	(33)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)	447	(162)	(497)
Changes in the RV hedged with micro-hedging transactions	20	(29)	18
Balance at end of year	€ 2,193	€ 1,761	€ 1,941